Concentrations - Schedule of Concentration Risk (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Network Innovations [Member]
Purchases	$ 167,300	$ 385,204	$ 697,902	$ 1,032,647	$ 1,431,075	$ 2,002,733
Concentration risk percentage	14.90%	36.90%	21.80%	31.80%	30.10%	42.80%
Garmin [Member]
Purchases	$ 140,666	$ 188,383	$ 376,741	$ 490,564	$ 647,360	$ 589,529
Concentration risk percentage	12.50%	18.10%	11.80%	15.10%	13.60%	12.20%
Globalstar Europe [Member]
Purchases					$ 568,006	$ 610,933
Concentration risk percentage					12.00%	12.70%
Cyngus Telecom [Member]
Purchases					$ 525,231	$ 457,871
Concentration risk percentage					11.10%	9.50%